Note 3 - Related Party Transactions	4 Months Ended
Oct. 09, 2020
Since Inception
Note 3 - Related Party Transactions

Note 3 – Related Party Transactions

On September 9, 2020, the Company issued 5,100,000 shares, or 10.1%, of the 50,000,000 shares issued to the shareholders of the Company, to a person who became a related party by reason of such issuance, and who was and remains an officer and director of ACTX, in consideration of $500.

On September 9, 2020, the Company issued 10,000,000 shares of its stock to GP pursuant to the Distributorship Agreement, which became a related party by reason of such issuance.